UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 27.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.928%, with various maturities to 2022(1)	$1,360		$1,374,731
1.94%, with various maturities to 2037(1)	1,350		1,373,373
2.529%, with maturity at 2022(1)	62		62,756
2.536%, with maturity at 2034(1)	3,755		3,932,007
2.541%, with maturity at 2020(1)	109		109,769
2.69%, with maturity at 2035(1)	8,098		8,562,817
2.695%, with maturity at 2036(1)	2,940		3,106,147
2.709%, with maturity at 2038(1)	3,022		3,195,260
2.74%, with maturity at 2036(1)	3,273		3,470,176
2.759%, with maturity at 2023(1)	746		765,558
2.821%, with maturity at 2025(1)	631		654,221
2.876%, with maturity at 2035(1)	2,176		2,273,964
3.094%, with maturity at 2032(1)	639		654,164
3.373%, with maturity at 2029(1)	331		333,276
3.861%, with maturity at 2034(1)	476		512,190
4.072%, with maturity at 2037(1)	2,349		2,521,401
4.384%, with maturity at 2030(1)	686		737,231
4.50%, with various maturities to 2035	1,722		1,827,857
4.701%, with maturity at 2032(1)	406		426,170
4.711%, with maturity at 2033(1)	2,691		2,905,661
5.00%, with various maturities to 2018	687		709,111
5.50%, with various maturities to 2018	258		264,223
6.00%, with various maturities to 2035(2)	4,128		4,803,891
6.50%, with maturity at 2017	127		128,917
7.00%, with various maturities to 2035	883		1,045,559
7.50%, with maturity at 2017	0	(3)	221
8.00%, with various maturities to 2025	29		29,195

			$45,779,846

Federal National Mortgage Association:
1.92%, with maturity at 2032(1)	$1,537		$1,569,777
1.928%, with maturity at 2033(1)	446		454,520
1.94%, with various maturities to 2037(1)	862		877,679
2.01%, with maturity at 2018(1)	7		6,658
2.083%, with maturity at 2038(1)	712		720,086
2.351%, with maturity at 2033(1)	916		962,563
2.455%, with maturity at 2029(1)	47		47,658
2.482%, with maturity at 2020(1)	219		219,277
2.511%, with maturity at 2028(1)	1,848		1,907,709
2.521%, with maturity at 2037(1)	2,708		2,855,398
2.548%, with maturity at 2040(1)	905		949,937
2.562%, with maturity at 2033(1)	6,944		7,340,496
2.58%, with maturity at 2030(1)	197		199,251
2.581%, with maturity at 2031(1)	1,889		1,955,464
2.584%, with maturity at 2036(1)	801		845,365
2.597%, with maturity at 2039(1)	4,949		5,229,510
2.608%, with maturity at 2036(1)	242		245,260
2.633%, with maturity at 2018(1)	59		58,917
2.743%, with maturity at 2030(1)	831		849,042
2.745%, with maturity at 2035(1)	2,312		2,462,712

Security	Principal Amount (000’s omitted)	Value
2.816%, with maturity at 2038(1)	$1,420	$1,507,990
2.846%, with maturity at 2030(1)	872	907,449
2.875%, with maturity at 2018(1)	5	4,751
2.894%, with maturity at 2021(1)	267	270,957
2.969%, with maturity at 2019(1)	448	455,094
3.029%, with maturity at 2036(1)	710	726,467
3.038%, with maturity at 2034(1)	1,250	1,323,898
3.215%, with maturity at 2034(1)	1,997	2,107,983
3.59%, with maturity at 2026(1)	684	728,347
3.617%, with maturity at 2034(1)	3,160	3,381,480
3.65%, with maturity at 2021(1)	216	220,191
3.693%, with maturity at 2021(1)	370	378,788
3.708%, with maturity at 2035(1)	1,159	1,238,853
3.774%, with maturity at 2036(1)	1,702	1,829,806
3.795%, with maturity at 2036(1)	189	197,475
3.845%, with maturity at 2035(1)	843	906,190
3.932%, with maturity at 2034(1)	2,001	2,137,237
4.063%, with maturity at 2035(1)	1,367	1,475,704
4.104%, with maturity at 2033(1)	738	801,584
4.327%, with maturity at 2034(1)	631	678,220
4.525%, with maturity at 2029(1)	1,321	1,420,164
4.666%, with maturity at 2034(1)	729	783,820
4.69%, with maturity at 2034(1)	1,343	1,440,662
5.00%, with various maturities to 2019	1,024	1,060,241
6.00%, with various maturities to 2031	653	740,946
6.318%, with maturity at 2032(1)	270	297,612
6.50%, with maturity at 2036	6,258	7,261,747
7.00%, with various maturities to 2035(2)	4,722	5,605,895
8.00%, with maturity at 2034	860	1,011,087
8.427%, with maturity at 2018	8	7,988
9.50%, with maturity at 2022	73	79,212

		$70,745,117

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$544	$557,198
5.00%, with maturity at 2018	419	433,717
8.25%, with maturity at 2020	67	71,571
9.00%, with maturity at 2017	8	8,022

		$1,070,508

Total Mortgage Pass-Throughs (identified cost $115,781,820)		$117,595,471

Collateralized Mortgage Obligations — 67.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$4,581	$4,331,725
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(4)	2,351	2,254,428
Series 1395, Class F, 1.341%, 10/15/22(5)	28	28,347
Series 2135, Class JZ, 6.00%, 3/15/29	1,256	1,406,390
Series 3030, (Interest Only), Class SL, 5.619%, 9/15/35(6)(7)	4,361	898,270
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,883	1,692,595
Series 3114, (Interest Only), Class TS, 6.169%, 9/15/30(6)(7)	10,244	1,760,145
Series 3339, (Interest Only), Class JI, 6.109%, 7/15/37(6)(7)	3,403	747,476
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	678	646,816
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(4)	1,435	1,302,590
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(4)	2,232	2,035,728

Security	Principal Amount (000’s omitted)	Value
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	$5,459	$487,911
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,614	371,817
Series 4094, (Interest Only), Class CS, 5.519%, 8/15/42(6)(7)	6,790	1,355,976
Series 4109, (Interest Only), Class SA, 5.719%, 9/15/32(6)(7)	4,412	873,241
Series 4177, Class MP, 2.50%, 3/15/43	1,647	1,647,357
Series 4212, (Interest Only), Class SA, 5.719%, 7/15/38(6)(7)	13,119	1,629,320
Series 4213, Class ZG, 3.50%, 6/15/43	1,450	1,448,636
Series 4299, Class JG, 2.50%, 7/15/43	9,644	9,820,788
Series 4319, Class SY, 7.059%, 3/15/44(7)	597	610,208
Series 4336, Class GU, 3.50%, 2/15/53	1,038	1,049,451
Series 4337, Class YT, 3.50%, 4/15/49	3,762	3,834,292
Series 4385, Class SC, 8.245%, 9/15/44(7)	1,549	1,606,716
Series 4389, Class CA, 3.00%, 9/15/44	11,223	11,529,468
Series 4407, Class LN, 8.233%, 12/15/43(7)	623	639,357
Series 4452, (Interest Only), Class SP, 5.719%, 10/15/43(6)(7)	8,525	881,549
Series 4490, Class PZ, 4.00%, 7/15/45	1,264	1,263,724
Series 4495, Class JA, 3.50%, 5/15/45	3,991	4,095,527
Series 4497, (Interest Only), Class CS, 5.719%, 9/15/44(6)(7)	4,716	700,865
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	14,332	2,497,331
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	6,681	562,202
Series 4507, Class Z, 3.00%, 9/15/45	1,133	1,131,533
Series 4528, Class BP, 3.50%, 11/15/45	632	631,507
Series 4549, (Interest Only), Class DS, 5.419%, 8/15/45(6)(7)	11,450	1,553,627
Series 4550, Class ZT, 2.00%, 1/15/45	4,248	4,248,293
Series 4560, Class EZ, 3.00%, 3/15/43	559	558,533
Series 4568, Class ZM, 4.00%, 4/15/46	12,673	12,734,177
Series 4584, Class PM, 3.00%, 5/15/46	4,801	4,969,988
Series 4594, Class GT, 4.00%, 7/15/43(7)	3,127	3,154,886

		$92,992,790

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA1, Class M3, 3.788%, 10/25/27(5)	$2,100	$2,143,835
Series 2015-DNA3, Class M3, 5.188%, 4/25/28(5)	8,000	8,429,604
Series 2016-DNA1, Class M3, 6.038%, 7/25/28(5)	3,750	4,072,883
Series 2016-DNA2, Class M3, 5.138%, 10/25/28(5)	5,500	5,693,986

		$20,340,308

Federal National Mortgage Association:
Series G93-17, Class FA, 1.488%, 4/25/23(5)	$72	$73,208
Series G93-36, Class ZQ, 6.50%, 12/25/23	331	367,766
Series G97-4, Class FA, 1.282%, 6/17/27(5)	315	318,233
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	902	165,554
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(4)	1,212	1,163,461
Series 1993-203, Class PL, 6.50%, 10/25/23	332	371,183
Series 1994-14, Class F, 2.291%, 10/25/23(5)	349	355,591
Series 2001-4, Class GA, 9.362%, 4/17/25(8)	35	38,771
Series 2004-60, (Interest Only), Class SW, 6.562%, 4/25/34(6)(7)	5,266	1,052,978
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	4,112	1,005,136
Series 2006-65, (Interest Only), Class PS, 6.732%, 7/25/36(6)(7)	2,962	669,002
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(4)	1,235	1,150,673
Series 2007-99, (Interest Only), Class SD, 5.912%, 10/25/37(6)(7)	4,771	889,867
Series 2007-102, (Interest Only), Class ST, 5.952%, 11/25/37(6)(7)	2,531	512,174
Series 2009-48, Class WA, 5.831%, 7/25/39(8)	1,010	1,142,295
Series 2009-62, Class WA, 5.565%, 8/25/39(8)	1,597	1,806,011
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(4)	2,010	1,802,288
Series 2009-93, (Interest Only), Class SC, 5.662%, 11/25/39(6)(7)	8,732	1,672,237
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(6)	1,350	21,701
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,881	1,966,332
Series 2010-135, (Interest Only), Class SD, 5.512%, 6/25/39(6)(7)	4,643	516,116
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	3,571	198,866

Security	Principal Amount (000’s omitted)	Value
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	$764	$851,146
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	3,352	810,347
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	4,421	301,017
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	10,451	948,882
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(4)	1,649	1,510,981
Series 2012-14, Class MH, 2.00%, 12/25/40	754	764,744
Series 2012-35, Class GE, 3.00%, 5/25/40	10,699	10,942,666
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	5,363	4,891,992
Series 2012-73, (Interest Only), Class MS, 5.562%, 5/25/39(6)(7)	6,077	605,397
Series 2012-86, (Interest Only), Class CS, 5.612%, 4/25/39(6)(7)	4,966	528,593
Series 2012-103, (Interest Only), Class GS, 5.612%, 2/25/40(6)(7)	12,731	1,352,977
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,030	3,798,652
Series 2012-140, Class SC, 7.021%, 12/25/42(7)	1,089	1,099,426
Series 2012-147, (Interest Only), Class SA, 5.612%, 1/25/43(6)(7)	3,938	743,043
Series 2013-52, Class GA, 1.00%, 6/25/43	6,954	6,797,461
Series 2013-52, Class MD, 1.25%, 6/25/43	5,562	5,416,560
Series 2013-119, Class PD, 2.50%, 1/25/43	1,026	1,035,448
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	6,177	338,510
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	6,142	337,063
Series 2014-5, Class LB, 2.50%, 7/25/43	2,406	2,428,951
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	4,481	3,912,893
Series 2014-41, (Interest Only), Class SA, 5.562%, 7/25/44(6)(7)	6,452	1,123,365
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	6,589	763,903
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	5,741	641,461
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	9,016	1,101,460
Series 2015-11, Class AZ, 4.00%, 12/25/43	2,122	2,127,358
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	4,977	568,733
Series 2015-31, (Interest Only), Class SG, 5.612%, 5/25/45(6)(7)	7,491	1,114,567
Series 2015-35, Class US, 7.767%, 6/25/45(7)	1,784	1,805,140
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	6,571	721,560
Series 2015-43, Class ZA, 4.00%, 6/25/45	1,329	1,331,084
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	9,518	649,847
Series 2015-74, Class SL, 2.063%, 10/25/45(7)	4,732	4,544,727
Series 2015-89, Class JZ, 4.00%, 12/25/45	3,940	3,951,408
Series 2016-1, (Interest Only), Class SJ, 5.662%, 2/25/46(6)(7)	9,460	1,915,338
Series 2016-22, Class ZE, 3.00%, 6/25/44	13,639	13,690,652
Series 2016-41, Class HZ, 2.00%, 5/25/44	2,933	2,926,434

		$105,653,229

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2015-C03, Class 1M2, 5.488%, 7/25/25(5)	$1,000	$1,054,501

		$1,054,501

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$3,369	$3,058,624
Series 2010-134, (Interest Only), Class ES, 5.514%, 11/20/39(6)(7)	14,751	1,313,955
Series 2011-48, (Interest Only), Class SD, 6.184%, 10/20/36(6)(7)	5,087	340,968
Series 2011-156, Class GA, 2.00%, 12/16/41	2,222	2,164,180
Series 2014-98, (Interest Only), Class IM, 1.115%, 1/20/43(6)(8)	43,054	1,525,156
Series 2014-146, Class S, 5.42%, 10/20/44(7)	404	406,579
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	3,468	3,188,180
Series 2015-62, Class PQ, 3.00%, 5/20/45	3,167	3,192,487
Series 2015-96, Class DS, 5.427%, 1/16/40(7)	1,902	1,912,928
Series 2015-116, (Interest Only), Class AS, 5.214%, 8/20/45(6)(7)	4,997	634,077
Series 2015-126, Class SW, 5.274%, 8/20/45(7)	855	859,287
Series 2015-139, Class EZ, 2.50%, 9/16/45	1,031	1,030,979
Series 2015-144, Class KB, 3.00%, 8/20/44	1,831	1,836,092
Series 2015-151, (Interest Only), Class KI, 0.684%, 11/20/42(6)(8)	61,831	1,744,870

Security	Principal Amount (000’s omitted)	Value
Series 2015-165, Class ZH, 3.00%, 8/20/45	$1,489	$1,487,862
Series 2015-186, Class ZA, 4.00%, 12/20/45	5,342	5,345,132
Series 2016-4, Class ZK, 3.00%, 1/20/46	507	507,264
Series 2016-16, Class UZ, 3.00%, 2/16/46	940	938,925
Series 2016-37, Class KY, 3.00%, 3/20/46	1,162	1,167,475
Series 2016-44, Class Z, 3.00%, 1/16/40	3,029	3,032,035
Series 2016-58, Class CZ, 2.25%, 7/20/45	7,041	7,052,302
Series 2016-58, Class TZ, 2.00%, 12/20/39	12,137	12,155,488
Series 2016-58, Class ZC, 2.00%, 10/20/43	4,031	4,031,173
Series 2016-75, Class LZ, 2.25%, 10/20/39	1,576	1,575,241
Series 2016-75, Class WZ, 2.25%, 11/16/43	3,817	3,815,384
Series 2016-81, Class CZ, 2.25%, 3/16/45	3,533	3,536,798

		$67,853,441

Total Collateralized Mortgage Obligations (identified cost $291,211,879)		$287,894,269

Short-Term Investments — 5.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(9)	$24,467	$24,466,967

Total Short-Term Investments (identified cost $24,466,967)		$24,466,967

Total Investments — 100.5% (identified cost $431,460,666)		$429,956,707

Other Assets, Less Liabilities — (0.5)%		$(2,104,360)

Net Assets — 100.0%		$427,852,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $71,101.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	200	Short	Jun-18	$(49,332,500)	$(49,495,000)	$(162,500)
U.S. 5-Year Treasury Note	375	Short	Sep-16	(44,970,703)	(45,755,859)	(785,156)
U.S. Ultra-Long Treasury Bond	222	Long	Sep-16	40,796,173	42,297,938	1,501,765

						$554,109

CME: Chicago Mercantile Exchange

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$50,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(4,147,319)

						$(4,147,319)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$10,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(2,504,404)

						$(2,504,404)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$432,811,720

Gross unrealized appreciation	$9,238,257
Gross unrealized depreciation	(12,093,270)

Net unrealized depreciation	$(2,855,013)

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and purchased options to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$1,501,765	(1)	$(947,656	)(1)
Swap contracts	—		(2,504,404)
Swap contracts (centrally cleared)	—		(4,147,319)

Total	$1,501,765		$(7,599,379)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$117,595,471	$—	$117,595,471
Collateralized Mortgage Obligations	—	287,894,269	—	287,894,269
Short-Term Investments	—	24,466,967	—	24,466,967
Total Investments	$—	$429,956,707	$—	$429,956,707
Futures Contracts	$1,501,765	$—	$—	$1,501,765
Total	$1,501,765	$429,956,707	$—	$431,458,472

Liability Description
Futures Contracts	$(947,656)	$—	$—	$(947,656)
Swap Contracts	—	(6,651,723)	—	(6,651,723)
Total	$(947,656)	$(6,651,723)	$—	$(7,599,379)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016